Accounting Policies (Policies) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
Basis of Accounting
The Plan’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (GAAP) and are presented on the accrual basis of accounting.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of additions and deductions in net assets available for benefits during the reported period. Actual results could differ from these estimates.

Payments of Benefits	Payments of Benefits Benefits are recorded when paid.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Benefits Administration Committee determines the Plan’s valuation policies utilizing information provided by the investment custodians and insurance company. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Dividends are recorded on the ex-dividend
date. Interest is recorded on an accrual basis. Realized gains and losses on sales of investments are determined on the basis of average cost. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year. Net realized and unrealized gains and losses are reflected in the accompanying statement of changes in net assets available for benefits as net appreciation in fair value of investments.
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amount reported in the statement of net assets available for benefits.
The number of shares of Gray Media, Inc. common stock contributed to the Plan by the Employer is determined using the most recent closing price per share on the contribution date as reported on the New York Stock Exchange.

Contributions
Contributions
Employer contributions are accrued in the period in which they become obligations of the Company. The amount is determined in accordance with the provisions of the Plan as approved by the Company’s Board of Directors. Contributions from participants are made on a voluntary basis and are recorded in the year in which the participants’ related compensation was earned. All participant and Employer contributions are participant-directed. Participant contributions in excess of amounts allowed by regulation are recorded as a liability with a corresponding reduction of contributions in the Statement of Changes in Net Assets Available for Benefits. There were no excess contributions as of December, 31 2025 or 2024.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. If a participant ceases to make loan payments, participant loans in default are reclassified as distributions based upon the terms of the Plan document.

Administrative Expenses
Administrative Expenses
The Employer pays all administrative expenses of the Plan except for certain contract administrative and trustee fees. Such charges not paid by the Employer and not covered by Plan forfeitures are applied directly to the accounts of the participants and are classified as administrative expenses in the statement of changes in net assets available for benefits. Certain investment advisory fees are paid by the Plan and included in net appreciation in fair value of investments of the related fund as they are paid through a revenue sharing agreement, rather than a direct payment. Administrative expenses paid by the Employer are not included in the financial statements of the Plan.

Subsequent Events
Subsequent Events
In 2025, Gray Media, Inc. entered into agreements with Block Communications, Inc., Allen Media Group, Inc, and Bahakel Communications, Ltd., to acquire various television stations. Upon completion, these transactions will increase the number of employees eligible to participate in the Plan and, therefore, the assets of the Plan. The closing of these transactions took place in 2026. Employees of these acquiring stations were eligible to join the Gray Media 401(k) Savings Plan effective as of the closing date of each respective transaction. Rollover of assets will be reported in 2026.
In 2025, Gray Media, Inc. entered into agreement with E.W. Scripps Company to swap various television stations. Upon completion, this transaction will both increase participation in the plan by the acquiring stations while also decreasing eligible participation in the Plan by the divesting stations. Rollover and distribution of assets will be reported in 2026.